Employee Benefits Expense - Summary of Employees (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees	2,573	2,108	1,556
Engineers
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees	427	515	670
Sales & marketing
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees	89	88	108
Finance, HR & legal
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees	242	146	178
Clinical operations
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees	856	586	476
Clinicians
Disclosure of attribution of expenses by nature to their function [line items]
Number of employees	959	773	124